Fair Value Measurements - Additional information about assets and liabilities measured at fair value on a recurring basis (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Derivative contracts - net
Level 3 liabilities
Balance, beginning of period	$ (9,791)	$ (9,764)	$ (9,764)	$ (29,110)
Realized gains (losses)	0	0	0	0
Movement in unrealized gains (losses)	(61)	158	(27)	19,346
Purchases and issuances	0	0	0	0
Sales	0	0	0	0
Settlements	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Balance, end of period	(9,852)	(9,606)	(9,791)	(9,764)
Movement in total gains (losses) above relating to instruments still held at the reporting date	(61)	158	80	19,346
Financial Services Sector
Level 3 assets
Balance, end of period		0
U.S. Government and Government - Related/Supported
Level 3 assets
Balance, beginning of period	45,063	0	0	0
Realized gains (losses)	(37)	0	0	0
Movement in unrealized gains (losses)	593	0	0	0
Purchases and issuances	0	0	35,044	0
Sales	0	0	0	0
Settlements	(679)	0	0	0
Transfers into Level 3	0	0	10,019	0
Transfers out of Level 3	0	0	0	0
Fixed maturities to short-term investments classification change		0	0	0
Balance, end of period	44,940		45,063	0
Movement in total gains (losses) above relating to instruments still held at the reporting date	554	0	0	0
Corporate | Financial Services Sector
Level 3 assets
Balance, beginning of period	53,685	0	0	0
Realized gains (losses)	53	0	9	0
Movement in unrealized gains (losses)	(39)	0	(10)	0
Purchases and issuances	169	0	53,686	0
Sales	0	0	0	0
Settlements	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	(10,285)	0	0	0
Fixed maturities to short-term investments classification change	0	0	0	0
Balance, end of period	43,583	0	53,685	0
Movement in total gains (losses) above relating to instruments still held at the reporting date	15	0	(2)	0
Corporate | Non-Financial Services Sector
Level 3 assets
Balance, beginning of period	188	5,894	5,894	31,573
Realized gains (losses)	0	(1)	(186)	199
Movement in unrealized gains (losses)	(1)	48	(13)	(128)
Purchases and issuances	0	0	(123)	3,759
Sales	0	0	0	0
Settlements	(6)	(80)	(316)	(6,543)
Transfers into Level 3	0	0	0	766
Transfers out of Level 3	0	0	(5,068)	(23,732)
Fixed maturities to short-term investments classification change	0	0	0	0
Balance, end of period	181	5,861	188	5,894
Movement in total gains (losses) above relating to instruments still held at the reporting date	(1)	48	(153)	60
RMBS - Agency
Level 3 assets
Balance, beginning of period	3,077	1,910	1,910	10,473
Realized gains (losses)	(3)	0	0	5
Movement in unrealized gains (losses)	7	(1)	(3)	(18)
Purchases and issuances	0	0	1,297	120
Sales	0	0	0	0
Settlements	(228)	(89)	(323)	(3,205)
Transfers into Level 3	0	0	3,059	0
Transfers out of Level 3	0	0	(2,863)	(5,465)
Fixed maturities to short-term investments classification change	0	0	0	0
Balance, end of period	2,853	1,820	3,077	1,910
Movement in total gains (losses) above relating to instruments still held at the reporting date	4	(1)	(2)	(12)
RMBS - Non-Agency
Level 3 assets
Balance, beginning of period	0	0	0	9
Realized gains (losses)	0	0	0	1
Movement in unrealized gains (losses)	0	0	0	1
Purchases and issuances	0	0	0	0
Sales	0	0	0	0
Settlements	0	0	0	(11)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Fixed maturities to short-term investments classification change	0	0	0	0
Balance, end of period	0	0	0	0
Movement in total gains (losses) above relating to instruments still held at the reporting date	0	0	0	0
Commercial mortgage-backed securities
Level 3 assets
Balance, beginning of period	0	0	0	12,533
Realized gains (losses)	0	0	0	3
Movement in unrealized gains (losses)	0	0	0	(3)
Purchases and issuances	0	0	0	1,376
Sales	0	0	0	0
Settlements	0	0	0	(12,533)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	(1,376)
Fixed maturities to short-term investments classification change	0	0	0	0
Balance, end of period	0	0	0	0
Movement in total gains (losses) above relating to instruments still held at the reporting date	0	0	0	0
Collateralized debt obligations
Level 3 assets
Balance, beginning of period	32,408	687,958	687,958	710,253
Realized gains (losses)	41	36	(8,658)	3,781
Movement in unrealized gains (losses)	5,257	5,555	16,688	11,604
Purchases and issuances	0	0	25,882	185,710
Sales	0	(155,085)	(366,633)	(48,313)
Settlements	(15,977)	(41,541)	(322,829)	(175,077)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Fixed maturities to short-term investments classification change	0	0	0	0
Balance, end of period	21,729	496,923	32,408	687,958
Movement in total gains (losses) above relating to instruments still held at the reporting date	5,297	2,668	5,279	14,432
Other asset-backed securities
Level 3 assets
Balance, beginning of period	17,857	5,288	5,288	11,877
Realized gains (losses)	1,049	(1)	628	(7)
Movement in unrealized gains (losses)	(2,758)	2	(599)	65
Purchases and issuances	0	0	46,940	5,182
Sales	0	0	(7,269)	0
Settlements	(11,948)	(3,045)	(6,359)	(5,705)
Transfers into Level 3	0	0	13,317	0
Transfers out of Level 3	0	0	(34,089)	(6,124)
Fixed maturities to short-term investments classification change	0	0	0	0
Balance, end of period	4,200	2,244	17,857	5,288
Movement in total gains (losses) above relating to instruments still held at the reporting date	(1,708)	0	451	57
Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported
Level 3 assets
Balance, beginning of period	0	0	0	0
Realized gains (losses)	0		0	0
Movement in unrealized gains (losses)	0	0	0	0
Purchases and issuances	0		0	0
Sales	0	0	0	0
Settlements	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0		0	0
Fixed maturities to short-term investments classification change	0	0	0	0
Balance, end of period	0	0	0	0
Movement in total gains (losses) above relating to instruments still held at the reporting date	0	0	0	0
Short-term investments
Level 3 assets
Balance, beginning of period	0	0	0	2,015
Realized gains (losses)	0	0	0	0
Movement in unrealized gains (losses)	0	0	0	(15)
Purchases and issuances	0	0	0	0
Sales	0	0	0	0
Settlements	0	0	0	(2,000)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Fixed maturities to short-term investments classification change	0	0	0	0
Balance, end of period	0	0	0	0
Movement in total gains (losses) above relating to instruments still held at the reporting date	0	0	0	0
Other investments
Level 3 assets
Balance, beginning of period	283,550	185,083	185,083	113,472
Realized gains (losses)	5,807	1,302	15,270	12,676
Movement in unrealized gains (losses)	(2,717)	(1,827)	(12,548)	538
Purchases and issuances	13,779	6,793	117,143	59,401
Sales	0		(1,417)	0
Settlements	(14,818)	(1,254)	(19,981)	(25,498)
Transfers into Level 3	15,494	0	0	24,494
Transfers out of Level 3	0	0	0	0
Fixed maturities to short-term investments classification change	0	0	0	0
Balance, end of period	301,095	190,097	283,550	185,083
Movement in total gains (losses) above relating to instruments still held at the reporting date	$ 3,090	$ (524)	$ 2,724	$ 13,212